RISK ASSURANCE LIABILITIES	12 Months Ended
Dec. 31, 2024
RISK ASSURANCE LIABILITIES
RISK ASSURANCE LIABILITIES

15.RISK ASSURANCE LIABILITIES

Due to the adoption of ASC 326 as of January 1, 2023, risk assurance liabilities are presented separately into deferred guarantee income, which represents the non-contingent portion of risk assurance liabilities, and contingent risk assurance liabilities in which the movement during the year ended December 31, 2024 was as follows:

	As of December 31, 2023
	Deferred guarantee	Contingent risk assurance
	income	liabilities
	RMB	RMB
Balance at the beginning of the year	298,306,038	103,997,383
Adjustment due to the adoption of ASC 326	—	302,406,744
Fair value of risk assurance liabilities upon the inception of new loans	34,006	—
Performed risk assurance liabilities	—	(306,894,746)
Net loss on contingent risk assurance liabilities	—	25,631,610
Recognized as guarantee income	(212,121,156)	—
Balance at the end of the year	86,218,888	125,140,991

	As of December 31, 2024
	Deferred guarantee income		Contingent risk assurance liabilities
	RMB	US$	RMB	US$
Balance at the beginning of the year	86,218,888	11,811,939	125,140,991	17,144,246
Performed risk assurance liabilities	—	—	(66,149,524)	(9,062,448)
Net loss on contingent risk assurance liabilities	—	—	(27,801,042)	(3,808,727)
Recognized as guarantee income	(74,431,176)	(10,197,029)	—	—
Balance at the end of the year	11,787,712	1,614,910	31,190,425	4,273,071

The maximum potential undiscounted future payment which the Company would be required to make under its risk assurance obligation was RMB4,855,945,998 and RMB820,493,876, US$112,407,200 as of December 31, 2023 and 2024, respectively. The term of the risk assurance obligation ranges from 12 months to 60 months, as of December 31, 2023 and 2024.